Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Expense Recognized on Straight-line Basis Over Lease Term

Lease expense for these leases is recognized on a straight-line basis over the lease term. For the three and nine months ended September 30, total lease costs are comprised of the following:

(Dollars in thousands)	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023

Operating lease cost	$17	$61	$139	$177
Short-term lease cost	—	—	—	—
Total net lease cost	$17	$61	$139	$177

Lease expense for these leases is recognized on a straight-line basis over the lease term. For the twelve months ended December 31, total lease costs are comprised of the following:

(Dollars in thousands)
	2023	2022
Operating lease cost	$238	$202
Short-term lease cost	—	—
Total net lease cost	$238	$202

Schedule of Other Information Related to Leases

Other information related to leases was as follows:

Nine Months Ended September 30, 2024

Weighted Average Remaining Lease Term (in years):
Operating leases	7.84

Weighted Average Discount Rate:
Operating leases	8.22%

(Dollars in thousands)	Nine Months Ended September 30, 2024	Nine Months Ended September 30, 2023

Supplemental Cash Flows Information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$141	$172

Non-Cash Activity Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$-	$403

Supplemental cash flows information related to leases for the twelve months ended December 31 was as follows:

(Dollars in thousands)
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$234	$197

Non-Cash Activity Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$403	$20

Summary of Balance Sheets Information

Supplemental balance sheet information for the twelve months ended December 31 was as follows:

(Dollars in thousands, except lease term and discount rate)
	2023	2022
Operating leases:
Operating lease ROU asset	$431	$233

Current operating lease liabilities	$220	$161
Non-current operating lease liabilities	216	84
Total operating lease liabilities	$436	$245

Operating leases:
ROU assets	$1,058	$655
Asset lease expense	(627)	(422)
ROU assets, net	$431	$233

Weighted Average Remaining Lease Term (in years):
Operating leases	4.38	1.5

Weighted Average Discount Rate:
Operating leases	8.04%	3.83%

Schedule of Maturity of Operating Lease Liabilities

Maturities of noncancellable operating lease liabilities are as follows for the quarter ending September 30:

(Dollars in thousands)	2024
2024 (remainder of year)	$18
2025	29
2026	29
2027	29
2028	29
Thereafter	116
Total lease payments	250
Less: imputed interest	(69)
Total lease obligations	181
Less: current obligations	26
Long-term lease obligations	$155

Maturities of operating lease liabilities are as follows for the year ending December 31:

(Dollars in thousands)

2023
2024	$247
2025	79
2026	29
2027	29
2028	29
Thereafter	116
Total lease payments	529
Less: imputed interest	(93)
Total lease obligations	436
Less: current obligations	(220)
Long-term lease obligations	$216